(LOSS)/PROFIT BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lossprofit Before Income Tax
Finance income (Note 5)	$ (2,665)	¥ (16,935)	¥ (15,468)	¥ (12,808)
- Sales of cooper ores			6,854	12,752
- Sales of water treatment equipment				1,189
- Construction service	2,027	12,876	6,479	31,982
- Opeartion and maintenance services	25	162	3,177	2,821
- Operation services related to service concession arrangement	797	5,067	3,878	3,716
- Construction services related to service concession arrangement	61	389	18,827	79,681
Cost of sales	2,910	18,494	39,215	132,141
- Property, plant and equipment (Note 11)	80	510	565	534
- Right-of-use assets (Note 14)	215	1,366	1,663	1,816
Amortization of intangible assets* (Note 12)	139	884	156	1,185
Expense relating to short-term leases	95	601	496	445
Impairment losses/(reversal) on financial assets:
- Trade receivables	604	3,840	4,544	7,673
- Contract assets	56	357	172	33
- Other receivables	38	239
- Amount due from related companies	(174)	(1,106)	(554)	1,661
Impairment loss on intangible assets (Note 13)				16,662
Impairment loss on goodwill				31,478
- Financial assets at fair value through profit or loss (Note 22 (a))	7,209	45,816	(31,334)
- Derivative financial liabilities (Note 22 (b))	(1,175)	(7,467)
Issuance expense related to placement	248	1,579
Other (income)/losses | ¥		183	(1,616)	(1,431)
Other (income)/losses | $	29
Finance costs (Note 5)	686	4,359	3,749	340
Employee benefit expenses* (Note 7)	$ 1,809	¥ 11,496	¥ 11,412	¥ 15,395